Touchstone Dividend Equity Fund Investment Strategy - Touchstone Dividend Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. large-cap companies that have historically paid dividends. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. For the purpose of the Fund’s 80% policy, a large capitalization company has a market capitalization within the range represented in the S&P 500 Index (between approximately $5.54 billion and $4.53 trillion as of December 31, 2025) at the time of purchase. These securities may be listed on an exchange or traded over-the-counter. In selecting securities for the Fund, the Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. (the “Sub-Adviser”), seeks to invest in companies that: ●Have historically paid consistent, growing dividends ●Have sustainable competitive advantages that should result in excess profits to support future dividend payments ●Trade at reasonable valuations compared to their intrinsic value The Sub-Adviser believes the unique approach results in a portfolio of high quality companies with sustainable competitive advantages that should pay reliable, growing dividends at reasonable valuations. The Sub-Adviser evaluates a company’s competitive advantage by assessing its barriers to entry. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). The Sub-Adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty. The Fund will generally hold 65 to 90 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, the Sub-Adviser cannot find a sufficient number of securities that meets its purchase requirements. The Fund will generally sell a security if the security does not meet portfolio guidelines, if the security stops paying a dividend and future prospects of paying a dividend are limited, or if better opportunities exist based on the fundamentals and valuation of the business.